Stock-Based Compensation, Assumptions Used to Value Stock Options Granted (Q3) (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assumptions Used in Determining Fair Value of Stock Options Granted [Abstract]
Volatility	0.00%	86.98%	89.06%	88.82%	88.87%	77.20%	79.80%
Risk-free interest rate	0.00%	1.83%	2.31%	1.89%	1.88%	1.39%	1.74%
Expected term	0 years	6 years 11 days	4 years 2 months 26 days	5 years 11 months 26 days	6 years	6 years 7 days	6 years 18 days
Dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value of option on grant date (in dollars per share)	$ 0.00	$ 7.22	$ 5.54	$ 6.76	$ 6.93	$ 5.39	$ 5.42